Financial Risk Management and Fair Values - Carrying Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	¥ 1,776	¥ 1,394	[1]	¥ 1,008
Other financial assets	440	0	[1]
Derivative financial instruments	75	46	[1]
Derivative financial instruments	(44)	(64)	[1]
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	440
Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	234
Other non-current financial assets	32
Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	846
Available-for-sale financial assets		537
Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	71
Available-for-sale financial assets		85
Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	75	46
Recurring fair value measurement [member] | Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	(44)	(64)
Level 1 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	71
Available-for-sale financial assets		85
Level 2 [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	440
Level 2 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	75	46
Level 2 [Member] | Recurring fair value measurement [member] | Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	(44)	(64)
Level 3 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	234
Other non-current financial assets	32
Level 3 [Member] | Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	¥ 846
Available-for-sale financial assets		¥ 537

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).